Fees Summary	Aug. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000,000
Previously Paid Amount
Total Fee Amount	38,275.00
Total Offset Amount
Net Fee	$ 38,275.00